Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable, Net
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2015	2016
Accounts receivable	$14,896	$36,078
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	$14,896	$36,078